Capitalization - Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Payments of deferred offering costs				$ 4,954
Number of Shares Authorized				27,799,267	22,520,015
Series B-1
Temporary Equity [Line Items]
Number of shares issued	4,072,904	8,949			3,562,869
Exercise price per share	$ 12.4168	$ 12.4168		$ 12.4168	$ 12.4168
Aggregate purchase price	$ 50,573				$ 44,239
Payments of deferred offering costs	$ 2,838				$ 2,713
Number of shares issued upon conversion of notes			1,143,624
Conversion price			$ 8.69176
Conversion price as a percentage of original issuance price			70.00%
Principal and interest of Convertible notes		$ 111
Number of Shares Authorized				15,949,487	10,435,129
Series B-2
Temporary Equity [Line Items]
Number of shares issued	132,127
Exercise price per share	$ 12.4168			$ 12.4168
Aggregate purchase price	$ 1,640
Number of Shares Authorized	805,360			805,360
Junior convertible preferred stock
Temporary Equity [Line Items]
Number of shares issued			2,313,623
Exercise price per share			$ 12.4168	$ 12.4168	$ 12.4168
Number of Shares Authorized				3,313,623	4,354,089